Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

NOTE 51. RELATED PARTY TRANSACTIONS
Related parties are considered to be natural and legal persons that directly or indirectly exercise control over the Entity or are controlled by it; subsidiaries, associates and affiliates; members of the Board of Directors, trustees and senior management personnel; natural persons holding similar positions in financial institutions or complementary service companies; corporations or sole proprietor ships over which key personnel may exercise significant influence or control; and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all natural persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases in which the Group has significant influence are due to its ability to participate in the company's financial policy decisions and operations. Shareholders with a stake equal to or greater than 20% of the total voting power of the Group or its subsidiaries are considered to have significant influence. To determine these situations, not only legal aspects are considered, but also the nature and substance of the relationship.
Additionally, the key personnel of the Group’s Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.
51.1.    Controlling Entity
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	51.82% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	17.70%
As a result of the capital increase of the Company, carried out on 02.13.25, EBA Holding S.A.'s shareholding amounts to 51.48% of the voting rights and 17.51% of the capital. See Note 54.
51.2.    Key Personnel’s Compensation
The compensation earned by the Group’s key personnel as of December 31, 2024 and December 31, 2023 amounts to Ps.48,518,010 and Ps.37,097,230 respectively.
51.3.    Key Personnel’s Structure
Key personnel’s structure as of the indicated dates is as follows:

	12.31.24	12.31.23
Regular Directors	131	99
General Manager	6	1
Area and department Managers	177	96
Total	314	196
51.4.    Related Party Transactions
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.24	12.31.23
Total Amount of Credit Assistance	49,593,609	43,008,784
Number of Addressees (quantities)	326	266
- Natural Persons	269	218
- Legal Entities	57	48
Average Amount of Credit Assistance	152,128	161,688
Maximum Assistance	15,149,406	11,638,702
Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.
In compliance with the provisions of Communication “A” 7404 of the BCRA, the total amount of financial assistance for all items granted to the group of persons related by a personal relationship, under the terms set forth in section 1.2.2.2.2. on “Large exposures to Credit Risk” rules, amounts to:

Financial Institution	Ratio with respect to Tier 1 Capital	12.31.24
Banco de Galicia y Buenos Aires S.A.U.	0.50%	17,341,023
Banco GGAL S.A.	0.04%	538,132
The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.
51.5.    Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.24	12.31.23
Assets
Cash and Due from Banks	167,971,875	77,844,058
Debt Securities at Fair Value through Profit or Loss	11,390,192	33,553,631
Derivative Financial Instruments	1,591,184	15,275,050
Repurchase Transactions	44,280,445	50,550,803
Other Financial Assets	8,319,528	23,340,781
Loans and Other Financing	107,793,940	155,752,818
Other Debt Securities	103,486,774	—
Other Non-financial Assets	(161)	19
Total Assets	444,833,777	356,317,160
Liabilities
Deposits	175,833,285	101,171,463
Liabilities at fair value through profit or loss	3,377,836	—
Derivative Financial Instruments	1,591,186	15,275,050
Repurchase Transactions	44,280,285	50,550,803
Other Financial Liabilities	1,377,845	17,964,385
Financing Received from the Argentine Central Bank and other Financial Institutions	102,920,095	136,128,556
Debt Securities Issued	11,390,192	28,413,073
Subordinated Debt Securities	103,486,774	5,140,558
Liabilities for Insurance Contracts	49,430	9,745
Other Non-financial Liabilities	526,849	1,663,527
Total Liabilities	444,833,777	356,317,160

	12.31.24	12.31.23	12.31.22
Income (Loss)
Net Income (Loss) from Interest	(25,469,218)	6,446,759	15,453,252
Net Fee Income (Expense)	9,121,838	23,811,603	21,898,842
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	5,373,474	(11,590,083)	(16,625,615)
Other Operating Income (Expense)	18,335,428	17,724,980	18,982,586
Insurance Business Result	(16,162,243)	(35,696,101)	(36,494,077)
Administrative Expenses	(1,150,304)	(1,951,371)	(3,899,648)
Other Operating Expenses	(51,311)	(3,977)	(119,949)
Total Income	(10,002,336)	(1,258,190)	(804,609)